Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - CLP ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 468,236,126	$ 427,454,525
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	66,091,584	71,248,286
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	249,320,045	264,996,903
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	152,824,497	91,209,336
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	354,462,178	427,450,040
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	45,355,153	71,248,286
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	230,133,777	264,992,418
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	78,973,248	91,209,336
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	95,208,677
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	4,284,025
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	19,179,502
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	71,745,150
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	16,452,406
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	16,452,406
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	2,112,865	4,485
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	6,766	$ 4,485
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 2,106,099